EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE

11.	EARNINGS PER SHARE

Basic earnings per share ("EPS") are calculated with reference to the weighted average number of common shares outstanding during the year.  Treasury shares are not included in the calculation.  The computation of diluted EPS for the years ended December 31, 2012, 2011 and 2010, assumes the conversion of potentially dilutive instruments. The exercise of stock options using the treasury stock method was dilutive for all the years presented below as the exercise price was lower than the share price. The convertible bonds using the if-converted method were dilutive for the year ending December 31, 2012 and, therefore, 3,539,493 shares were included from the denominator in the calculation.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2012	2011	2010
Net income attributable to Golar LNG Ltd stockholders – basic and diluted	971,303	46,650	384
Add: Interest expense on convertible bonds	11,358	—	—
	982,661	46,650	384

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2012	2011	2010
Basic earnings per share:
Weighted average number of shares	80,324	74,707	67,597
Weighted average number of treasury shares	—	—	(424)
Weighted average number of common shares outstanding	80,324	74,707	67,173

Diluted earnings per share:
Weighted average number of common shares outstanding	80,324	74,707	67,173
Effect of dilutive share options	380	326	220
Effect of dilutive convertible bonds	3,539	—	—
Common stock and common stock equivalents	84,243	75,033	67,393

Earnings per share are as follows:

	2012	2011	2010
Basic	$12.09	$0.62	$0.01
Diluted	$11.66	$0.62	$0.01